Columbia Tax-Exempt Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	4,875,000	4,875,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.050%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.050%	1,600,000	1,600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	11,300,000	11,300,000
Total			20,775,000
Total Floating Rate Notes (Cost $20,775,000)			20,775,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.2%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,413,210
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2053	5.500%	7,500,000	8,118,845
Homewood Educational Building Authority
Revenue Bonds
Student Housing & Parking Project
Series 2024
10/01/2054	5.500%	1,500,000	1,575,541
10/01/2056	5.000%	1,685,000	1,687,747
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,071,171
Total			23,866,514
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,259,859
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	3,930,000	512,336
Total			2,772,195
Arizona 1.2%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,316,631
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	748,029
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,134,470
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,081,335
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	832,155
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,410,000	2,264,941
07/01/2044	4.250%	1,700,000	1,572,466
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	5,000,000	5,352,428
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,707,459

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2064	5.000%	1,000,000	972,067
Total			23,981,981
California 3.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(e)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,250,000	2,230,697
07/01/2054	4.500%	2,700,000	2,659,763
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	6,113,937
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,500,000	3,857,323
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,910,349
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	1,000,000	1,021,217
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	9,660,691
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	153,032
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,563,433
11/01/2043	6.375%	1,035,000	1,036,653
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,877,288
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	6,070,000	656,825
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,152,981
San Diego County Regional Airport Authority(e)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,436,973
07/01/2058	5.250%	10,000,000	10,553,173
San Francisco City & County Airport Commission - International Airport(e)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,699,230
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,249,404
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,014
Total			64,875,583
Colorado 4.3%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,087,228
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,650,451
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,887,303
11/15/2053	5.500%	2,400,000	2,586,591
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	8,003,342
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	8,000,000	7,709,090
09/15/2053	5.000%	10,000,000	9,446,964
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,000,000	1,832,493
Series 2019A (BAM)
08/01/2049	4.000%	6,640,000	6,226,696
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,802,845
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	9,000,000	9,507,961
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,278,716
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	14,248,932
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	820,219
Total			86,088,831
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,224,056
Delaware 0.1%
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,145,000	1,156,798
07/01/2049	4.650%	1,000,000	1,009,522
07/01/2054	4.750%	800,000	805,002
Total			2,971,322
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 2.0%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,151,087
Unlimited General Obligation Bonds
Series 2023A
01/01/2045	5.000%	4,000,000	4,320,454
01/01/2048	5.250%	5,000,000	5,453,579
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,182,055
Metropolitan Washington Airports Authority Aviation(e)
Refunding Revenue Bonds
Series 2024A
10/01/2054	5.500%	4,500,000	4,878,192
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,325,309
Washington Metropolitan Area Transit Authority
Revenue Bonds
Second Lien
Series 2024
07/15/2059	4.375%	13,440,000	13,483,543
Total			39,794,219
Florida 3.5%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,625,000	4,495,078
Capital Trust Agency, Inc.(d),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,015,200
12/01/2050	0.000%	1,000,000	270,000
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,176,460
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,532,843

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Broward Airport System(e)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	4,000,000	4,009,434
County of Lee Airport
Revenue Bonds
Series 2024
10/01/2054	5.250%	2,000,000	2,121,790
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,325,000	366,941
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,189,811
10/01/2041	0.000%	2,500,000	1,109,550
10/01/2042	0.000%	3,250,000	1,358,083
10/01/2043	0.000%	2,750,000	1,084,010
10/01/2044	0.000%	3,000,000	1,113,134
10/01/2046	0.000%	3,000,000	990,646
Series 2020A-2 (AGM)
10/01/2051	0.000%	4,000,000	988,838
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024
07/01/2053	5.500%	3,400,000	3,508,997
Florida Development Finance Corp.(d)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,032,178
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,270,649
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,637,349
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	7,250,000	6,984,099
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	911,446
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,716,278
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	6,847,749
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,075,543
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	2,600,000	2,555,186
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	560,000	569,571
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,570,052
Total			71,500,915
Georgia 2.5%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	3,992,288
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,296,174
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	19,442,542
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,786,292
Series 2024D (Mandatory Put 04/01/31)
04/01/2054	5.000%	2,500,000	2,684,134
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,636,622
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,517,849
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,973,352
Total			50,329,253
Idaho 1.3%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,653,820
Series 2021
03/01/2040	4.000%	810,000	806,619
03/01/2041	4.000%	750,000	741,784
03/01/2051	4.000%	2,000,000	1,882,376
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	8,312,633
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	10,000,000	8,601,968
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,860,000	2,859,552
Total			26,858,752
Illinois 8.5%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,479,669
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,882,124
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	8,455,000	8,602,032
Revenue Bonds
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	2,984,614
01/01/2055	5.000%	11,250,000	11,499,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
01/01/2048	5.250%	5,000,000	5,354,228
Series 2015C
01/01/2046	5.000%	9,525,000	9,542,563
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,407,413
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,552,332
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,705,103
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	430,293
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,879,508
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	22,500,000	5,787,902
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,598,640
12/15/2040	0.000%	3,050,000	1,542,502
12/15/2041	0.000%	2,200,000	1,058,958
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,741,312
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,213,217
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,299,169
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,306,547

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Prerefunded 01/14/25 Unlimited General Obligation Bonds
Series 2014
02/01/2039	5.000%	5,000,000	5,014,343
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	2,205,000	2,248,997
Rebuild Illinois Program
Series 2019C
11/01/2042	4.000%	9,925,000	9,479,140
11/01/2043	4.000%	3,000,000	2,840,851
11/01/2044	4.000%	2,000,000	1,879,728
Series 2016
11/01/2030	5.000%	5,975,000	6,131,379
Series 2020
05/01/2039	5.500%	2,705,000	2,922,809
Series 2022A
03/01/2047	5.500%	19,000,000	20,500,059
Series 2023B
05/01/2047	5.500%	1,750,000	1,889,057
05/01/2048	4.500%	600,000	586,667
Series 2024B
05/01/2046	4.250%	3,000,000	2,883,283
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,263,804
Total			172,507,483
Indiana 0.4%
City of Valparaiso(d),(e)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,020,439
01/01/2054	5.000%	750,000	761,059
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	79,329
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	5,043,288
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	835,000	907,151
Total			7,811,266
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.6%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,707,448
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	6,021,352
05/15/2053	4.000%	12,790,000	10,621,233
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	9,237,922
Total			31,587,955
Kentucky 1.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,766,774
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	2,600,000	2,608,380
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,230,599
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/01/32)
01/01/2055	5.000%	7,000,000	7,503,273
Total			21,109,026
Louisiana 1.8%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,317
05/15/2041	4.000%	25,000	25,318
05/15/2047	5.000%	15,000	15,414
Louisiana Public Facilities Authority(e)
Revenue Bonds
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	6,000,000	6,491,097
09/01/2066	5.000%	6,000,000	6,121,097
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,703,600
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,733,411
Parish of St. James(d)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,526,494
Total			35,641,748
Maryland 0.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,733,941
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,455,670
Maryland Economic Development Corp.(e)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,118,851
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	803,275
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,785,124
Total			14,896,861
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,793,732
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	758,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,135,510
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	383
Massachusetts Development Finance Agency
Revenue Bonds
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,417,477
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,085,088
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2024A-1
12/01/2049	4.700%	800,000	805,520
12/01/2054	4.800%	1,800,000	1,818,781
12/01/2059	4.900%	1,600,000	1,617,747
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,410,380
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,413,994
Total			23,257,002
Michigan 3.8%
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	400,197
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,659,411
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,971,159

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,727,371
Series 2024A
12/01/2044	4.500%	1,500,000	1,506,218
12/01/2049	4.650%	1,350,000	1,363,160
12/01/2053	4.700%	1,900,000	1,926,364
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,104,095
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,121,041
06/30/2048	5.000%	3,000,000	3,040,018
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	250,000	252,080
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	440,000	443,811
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	22,020,330
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	11,619,316
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,959,405
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	100,000	101,058
Total			76,215,034
Minnesota 1.4%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,440,289
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,006,264
Southern Minnesota Municipal Power Agency(c)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2025	0.000%	17,500,000	17,381,108
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	7,105,000	5,546,660
Total			28,374,321
Missouri 1.3%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,028,048
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,149,459
05/15/2042	5.250%	2,290,000	2,133,609
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	965,000	962,684
11/01/2049	4.600%	965,000	971,030
11/01/2054	4.700%	550,000	551,505
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	1,008,820
11/01/2045	2.700%	1,040,000	767,019
Series 2024
11/01/2054	4.700%	2,500,000	2,506,843
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	9,746,991
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,535,000	2,537,744
Total			26,363,752
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.6%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,695,992
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,547,958
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2049	4.000%	20,595,000	18,207,292
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	221,845
Total			31,673,087
Nevada 0.3%
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,031,134
12/15/2045	5.125%	1,260,000	1,261,353
Series 2018A
12/15/2038	5.000%	835,000	837,915
12/15/2048	5.000%	2,000,000	1,961,775
Total			5,092,177
New Hampshire 0.3%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	4,449,561	4,445,231
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,550,956
Total			5,996,187
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 4.3%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,293,408
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,631,181
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,323,715
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	11,500,000	11,731,217
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,326,941
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,687,090
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,090,187
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,165,809
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,253,905
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,319,815
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,611,377
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,233,545

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024C
01/01/2045	5.000%	3,250,000	3,557,129
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,085,016
01/01/2052	5.250%	6,250,000	6,835,380
Series 2024B
01/01/2054	5.250%	5,000,000	5,496,519
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	2,056,995
Subordinated Series 2018B
06/01/2046	5.000%	3,345,000	3,354,358
Total			86,053,602
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,412,336
07/01/2039	3.350%	1,285,000	1,179,261
07/01/2044	3.600%	2,675,000	2,372,758
Total			4,964,355
New York 9.0%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	425,000	427,471
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,438,363
Series 2024D
04/01/2054	5.250%	5,250,000	5,713,111
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,709,992
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,928,206
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,593,692
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,090,831
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,388,734
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	11,560,000	11,185,344
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,686,259
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,465,275
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	5,000,000	5,014,182
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	2,037,640
08/01/2048	4.000%	2,400,000	2,339,709
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,943,414
Subordinated Series 2024C-S
05/01/2051	4.000%	2,400,000	2,331,131
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	4,655,000	4,521,183
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,743,818
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	1,011,317
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,375,744
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,094,182
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,796,499
Series 2024A
03/15/2054	4.000%	3,690,000	3,606,160
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	13,497,169
New York Transportation Development Corp.(e),(h)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2060	5.500%	6,250,000	6,608,377
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,327,175
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,541,871
Series 2024
06/30/2054	5.500%	10,000,000	10,570,707
06/30/2060	5.500%	2,475,000	2,609,041
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	4,025,977
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,312,559
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,355,000	4,116,727
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,180,469
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	971,415
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,727,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,297,588
Series 2022A
11/15/2052	4.000%	12,500,000	12,065,161
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,183,767
09/15/2047	5.250%	3,025,000	2,540,188
09/15/2053	5.250%	6,240,000	5,050,756
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,928,377
Total			180,997,410
North Carolina 1.5%
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	12,499,227
North Carolina Housing Finance Agency
Revenue Bonds
Series 2024-54A (GNMA)
01/01/2055	4.800%	3,500,000	3,482,842
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,297,026
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,679,482
07/01/2044	5.000%	1,160,000	1,166,679
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	854,556
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	347,925
07/01/2034	0.000%	1,135,000	721,761
Series 2020
01/01/2047	0.000%	7,375,000	2,798,644

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Expressway System
Series 2019
01/01/2045	0.000%	3,500,000	1,459,085
01/01/2046	0.000%	3,690,000	1,468,371
Series 2024 (AGM)
01/01/2050	0.000%	7,000,000	2,105,536
Total			30,881,134
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,136,254
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	669,148
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,813,607
Series 2024C
07/01/2049	4.750%	5,750,000	5,826,874
07/01/2051	4.800%	2,510,000	2,504,132
Total			11,950,015
Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,790,000	22,384,002
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	285,413
12/01/2049	5.125%	1,895,000	1,552,672
Lake County Port & Economic Development Authority(d),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	240,000
12/01/2052	0.000%	1,500,000	60,000
Ohio Air Quality Development Authority(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	992,635
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	4,985,000	5,003,459
09/01/2054	4.650%	4,990,000	5,030,163
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,059,905
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	7,835,000	7,853,495
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,775,781
Total			51,237,525
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,745,065
Oregon 1.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,001,114
Port of Portland Airport(e)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2053	5.500%	20,000,000	21,594,388
Series 2024-30
07/01/2054	5.250%	5,500,000	5,828,024
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,565,473
Washington & Multnomah Counties School District No. 48J Beaverton(c)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	6,283,192
Total			37,272,191
Pennsylvania 7.6%
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,121,063
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,223,826
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	3,000,000	2,946,471
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,001,656
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	18,141,394
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,326,868
Series 2017A
11/15/2042	4.000%	30,000,000	28,671,225
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,318,514
Pennsylvania Economic Development Financing Authority(d),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	14,011,808
06/30/2042	5.000%	12,375,000	12,501,587
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,108,829
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,280,899
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,166,902
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	15,198,306
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,759,679
Series 2024-145A
10/01/2051	4.800%	10,000,000	10,002,875
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,026,992
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2014A-1
12/01/2043	5.000%	2,940,000	2,943,448
Subordinated Series 2017B-1
06/01/2042	5.000%	10,000,000	10,291,158
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	3,000,000	3,229,948
Total			153,417,979
Puerto Rico 2.8%
Commonwealth of Puerto Rico(c),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,392,791	2,218,037
Subordinated Series 2022
11/01/2043	0.000%	2,626,376	1,690,730
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	2,000,000	1,864,897
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	8,210,000	8,380,401
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	3,605,000
Series 2012A
07/01/2042	0.000%	7,000,000	3,605,000
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	479,155

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,587,721
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,118,027
Puerto Rico Sales Tax Financing Corp.(c),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	59,959,000	19,580,679
07/01/2051	0.000%	17,250,000	4,163,010
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,500,000	7,514,507
Total			56,807,164
South Carolina 2.2%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,163,106
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,505,000	10,532,902
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	910,000
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2054	4.500%	4,250,000	4,227,724
11/01/2054	5.500%	7,500,000	8,249,837
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,321,275
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	880,000	738,567
07/01/2040	3.000%	885,000	735,670
Total			43,879,081
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.3%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,494,001
05/01/2049	4.625%	3,410,000	3,435,938
Total			5,929,939
Tennessee 2.1%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	7,200,000	6,890,166
New Memphis Arena Public Building Authority(c)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	682,331
04/01/2043	0.000%	1,500,000	607,988
04/01/2045	0.000%	1,500,000	542,276
04/01/2046	0.000%	750,000	257,143
Shelby County Health & Educational Facility Board(d)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2044	5.000%	3,515,000	3,581,529
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	7,000,000	4,855,412
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,195,210
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	630,732
07/01/2042	3.600%	460,000	409,367
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,366,716
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,025,757
07/01/2049	4.700%	1,650,000	1,665,431
07/01/2054	4.800%	685,000	689,530
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2A (GNMA)
07/01/2049	4.600%	1,050,000	1,056,288
07/01/2054	4.650%	1,000,000	1,002,595
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,427,113
Total			41,885,584
Texas 12.5%
Arlington Higher Education Finance Corp.
Revenue Bonds
Great Hearts America - Texas
Series 2024
08/15/2049	5.000%	450,000	448,218
08/15/2054	5.000%	600,000	589,233
Harmony Public Schools
Series 2024
02/15/2054	4.000%	7,000,000	6,610,207
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,148,979
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,268,333
Central Texas Regional Mobility Authority(c)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,986,544
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,290,798
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	2,440,000	2,276,566
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2024B
02/01/2054	5.000%	3,285,000	3,492,940
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,549,376
08/15/2054	4.000%	2,000,000	1,900,785
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,045,266
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,619,342
Series 2015A
12/01/2045	5.000%	1,100,000	1,100,924
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	8,475,000	8,289,381
County of Harris Toll Road
Revenue Bonds
First Lien
Series 2024A
08/15/2054	4.000%	6,875,000	6,495,577
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,693,136
02/01/2053	5.250%	2,500,000	2,692,511
Series 2024
02/01/2054	4.250%	5,000,000	4,961,258
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,200,000	5,093,287
Series 2024B
02/15/2049	4.000%	5,000,000	4,849,347
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	5,600,000	5,400,611
Dallas Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	5.000%	7,500,000	8,013,127
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	762,572
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,309,354
Eagle Mountain & Saginaw Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	2,875,000	2,746,339

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,648,255
08/15/2054	4.250%	1,500,000	1,488,263
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,829,096
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,345,941
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,936,139
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,205,083
Series 2023
02/15/2053	4.000%	8,375,000	8,118,238
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,291,488
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2054	4.000%	4,500,000	4,336,218
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	973,220
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	9,000,000	8,953,471
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,250,204
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	1,597,312	1,004,066
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	560,000
07/01/2051	0.000%	6,745,000	3,777,200
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,867,600
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,420,708
08/15/2054	4.125%	3,500,000	3,428,323
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	5,500,000	5,851,328
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	388,854
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,669,566
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,002,758
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,403,295
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,577,041
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,453,950
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	396,430
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,081,087
Segment 3C Project
Series 2019
06/30/2058	5.000%	21,445,000	21,737,165
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,034,360
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,666,945
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,681,822
02/15/2035	3.000%	1,750,000	1,663,977
02/15/2036	3.000%	1,435,000	1,340,205
Total			252,941,307
Utah 0.6%
City of Salt Lake City Airport(e)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,372,576
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,568,552
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,585,723
Total			11,526,851
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.3%
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	800,322
06/15/2033	5.000%	500,000	500,159
Virginia Small Business Financing Authority(e)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,375,550
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,795,410
12/31/2056	5.000%	16,800,000	16,978,221
Total			25,449,662
Washington 1.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,807,439
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,313,709
12/01/2045	6.250%	2,500,000	2,503,679
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	9,990,609
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,093,869
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	742,436
07/01/2035	6.750%	550,000	560,264
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	519,347
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,275,113

Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,574,377
07/01/2059	6.250%	1,430,000	1,561,674
07/01/2063	6.375%	750,000	820,122
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	170,000	169,894
Total			26,932,532
West Virginia 0.7%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	14,500,000	14,736,206
Wisconsin 2.5%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,092,353
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,156,296
Series 2023A
07/01/2062	5.750%	9,541,937	10,013,970
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	824,832
05/15/2047	5.250%	1,105,000	1,104,999
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	490,776
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,555,907
Wisconsin Center District(c)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	3,265,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,021,642
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,874,641
07/01/2053	4.125%	5,000,000	3,971,700
Series 2018B
07/01/2038	4.375%	1,250,000	1,064,275
07/01/2043	4.500%	1,375,000	1,105,585
07/01/2048	5.000%	500,000	411,578
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,504,086
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,384,828
Total			50,842,878
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,968,446
Total Municipal Bonds (Cost $2,044,508,526)			1,972,208,446

Money Market Funds 0.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(j)	8,064,724	8,065,531
Total Money Market Funds (Cost $8,064,724)		8,065,531
Total Investments in Securities (Cost $2,073,348,250)		2,001,048,977
Other Assets & Liabilities, Net		21,101,050
Net Assets		$2,022,150,027
At October 31, 2024, securities and/or cash totaling $1,986,000 were pledged as collateral.
Columbia Tax-Exempt Fund  | 2024

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, October 31, 2024 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,324)	12/2024	USD	(146,260,625)	62,050	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2024.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $85,914,689, which represents 4.25% of total net assets.

(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security in default.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(h)	Represents a security purchased on a when-issued basis.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2024, the total value of these securities amounted to $56,807,164, which represents 2.81% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Tax-Exempt Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT233_07_P01_(12/24)